Pzena Mid Cap Value Fund
Pzena Small Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund

(each a “Fund” and together, the “Funds”)
each a series of Advisors Series Trust (the “Trust”)

Supplement dated January 3, 2023 to the
Prospectus dated June 28, 2022

Effective January 1, 2023, Akhil Subramanian began serving as a co-portfolio manager of the Pzena Emerging Markets Value Fund, Rakesh Bordia began serving as a co-portfolio manager of the Pzena International Value Fund, and Jason Doctor began serving as a co-portfolio manager of the Pzena International Small Cap Value Fund. Also effective January 1, 2023, Allison Fisch is no longer a portfolio manager of the Pzena International Small Cap Value Fund.

Accordingly, the “Portfolio Managers” information disclosed in the “Management” section on page 22 of the Prospectus is amended and restated as follows:

Portfolio Managers. Ms. Allison Fisch (Managing Principal, President and Portfolio Manager), Ms. Caroline Cai (Managing Principal, Chief Executive Officer and Portfolio Manager), Mr. Rakesh Bordia (Principal and Portfolio Manager) and Mr. Akhil Subramanian (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio. Ms. Fisch and Ms. Cai have managed the Fund since its inception in March 2014, Mr. Bordia has managed the Fund since April 2015, and Mr. Subramanian has managed the Fund since January 2023.

The “Portfolio Managers” information disclosed in the “Management” section on page 30 of the Prospectus is amended and restated as follows:

Portfolio Managers. Mr. Matthew J. Ring (Principal and Portfolio Manager) and Mr. Jason Doctor (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund’s portfolio. Mr. Ring has managed the Fund since its inception in July 2018, and Mr. Doctor has managed the Fund since January 2023.

The “Portfolio Managers” information disclosed in the “Management” section on page 37 of the Prospectus is amended and restated as follows:

Portfolio Managers. Ms. Caroline Cai (Managing Principal, Chief Executive Officer and Portfolio Manager), Mr. John P. Goetz (Managing Principal, Co-Chief Investment Officer and Portfolio Manager), Ms. Allison Fisch (Managing Principal, President and Portfolio Manager) and Mr. Rakesh Bordia (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the International Value Fund’s portfolio. Ms. Cai, Mr. Goetz and Ms. Fisch have managed the Fund since its inception in June 2021, and Mr. Bordia has managed the Fund since January 2023.
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The “Portfolio Managers” information disclosed in the “MANAGEMENT OF THE FUNDS” section beginning on page 54 of the Prospectus is amended and restated as follows:

Portfolio Managers

Mid Cap Fund

Richard Pzena, Chairman, Principal, Co-Chief Investment Officer, and Portfolio Manager
Mr. Pzena founded the Adviser in 1995 and currently serves as Chairman and Co-Chief Investment Officer for the Adviser. Mr. Pzena has worked in the investment management industry since 1986. Additionally, Mr. Pzena has co-managed the Mid Cap Focused Value strategy for the Adviser since the strategy’s inception in 1998. Mr. Pzena holds a B.S., summa cum laude, and an M.B.A. from the Wharton School of the University of Pennsylvania.

John Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Mid Cap Focused Value strategy for the Adviser since 2015. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Benjamin S. Silver, CFA, CPA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Mid Cap Focused Value strategy for the Adviser since 2017. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver is a Certified Public Accountant and holds the Chartered Financial Analyst designation.

Small Cap Fund

Evan D. Fox, CFA, Principal and Portfolio Manager
Mr. Fox joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Fox has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Fox graduated summa cum laude from the University of Pennsylvania with a B.S. in Economics from the Wharton School and a B.A.S. from the School of Engineering and Applied Science. Mr. Fox holds the Chartered Financial Analyst designation.

John J. Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Benjamin S. Silver, CFA, CPA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver is a Certified Public Accountant and holds the Chartered Financial Analyst designation.

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Emerging Markets Fund

Allison Fisch, Managing Principal, President, and Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as President and Portfolio Manager for the Adviser. Ms. Fisch has co-managed the Emerging Markets Focused Value strategy for the Adviser since its inception in 2008. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined the Adviser in 2004 and currently serves as CEO and Portfolio Manager for the Adviser. Ms. Cai has co-managed the Emerging Markets Focused Value strategy for the Adviser since 2009. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the Emerging Markets Focused Value strategy for the Adviser since April 2015. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

Akhil Subramanian, Principal and Portfolio Manager
Mr. Subramanian joined the Adviser in 2017 and currently serves as a Portfolio Manager for the Adviser. Mr. Subramanian has co-managed the Emerging Markets Focused Value strategy for the Adviser since January 2023. Mr. Subramanian graduated with a B.S. in Mathematics and a B.A in Economics from the University of Chicago, and an M.B.A. from Columbia Business School.

International Small Cap Fund

Matthew J. Ring, Principal and Portfolio Manager
Mr. Ring joined the Adviser in 2010 and currently serves as a Portfolio Manager for the Adviser. Mr. Ring has co-managed the International Small Cap Value strategy for the Adviser since its inception in 2016. Mr. Ring holds a B.S. magna cum laude in Aerospace Engineering from the University of Notre Dame, a Masters in Mechanical Engineering from The Ohio State University, and an M.B.A. from Columbia Business School, graduating with honors.

Jason Doctor, Principal and Portfolio Manager
Mr. Doctor joined the Adviser in 2014 and currently serves as a Portfolio Manager for the Adviser. Mr. Doctor has co-managed the International Small Cap Focused Value strategy for the Adviser since January 2023. Mr. Doctor holds a B.S.F.S. in International Economics from Georgetown University and holds the Chartered Financial Analyst® designation.

International Value Fund

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined the Adviser in 2004 and currently serves as CEO and Portfolio Manager for the Adviser. Ms. Cai has co-managed the International Value strategy for the Adviser since 2009. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst. Ms. Cai has been managing the Fund since its inception in June 2021.
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John Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager
Mr. Goetz joined the Adviser in 1996 and currently serves as Co-Chief Investment Officer for the Adviser. Mr. Goetz has co-managed the International Value strategy for the Adviser since its inception in 2008. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University. Mr. Goetz has been managing the Fund since its inception in June 2021.

Allison Fisch, Managing Principal, President, and Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as President and Portfolio Manager for the Adviser. Ms. Fisch has co-managed the International Value strategy for the Adviser since 2016. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College. Ms. Fisch has been managing the Fund since its inception in June 2021.

Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the International Value strategy for the Adviser since January 2023. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India. Mr. Bordia has been managing the Fund since January 2023.

The SAI provides additional information about the portfolio managers for the Funds, including information about their compensation, other accounts managed by them, their ownership of securities in the Funds, and any conflicts of interest.

Please retain this supplement with your Prospectus
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Pzena Mid Cap Value Fund
Pzena Small Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund

(each a “Fund” and together the “Funds”)
each a series of Advisors Series Trust (the “Trust”)

Supplement dated January 3, 2023 to the
Statement of Additional Information (the “SAI”) dated June 28, 2022

At a meeting of the Trust’s Nominating and Governance Committee held on December 6, 2022, the Committee, which consists solely of Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), recommended Ms. Michele Rackey for election as an additional Independent Trustee of the Trust. At a meeting of the Board of Trustees held on December 8, 2022, the Board reviewed the recommendation of the Nominating and Governance Committee in materials presented to them and approved the nomination of Ms. Rackey as an Independent Trustee of the Trust, effective January 1, 2023.

Effective January 1, 2023, Cheryl King began serving as Assistant Treasurer of the Trust, and Kevin Hayden began serving as Vice President, Treasurer and Principal Financial Officer of the Trust. Effective January 1, 2023, Ryan Charles resigned from his role as Assistant Secretary of the Trust. All references in the SAI to Mr. Charles should be disregarded.

Effective January 1, 2023, Akhil Subramanian began serving as a co-portfolio manager of the Pzena Emerging Markets Value Fund, Rakesh Bordia began serving as a co-portfolio manager of the Pzena International Value Fund, and Jason Doctor began serving as a co-portfolio manager of the Pzena International Small Cap Value Fund. Also effective January 1, 2023, Allison Fisch is no longer a portfolio manager of the Pzena International Small Cap Value Fund.

Accordingly, the following sections of the SAI have been revised to reflect these updates.

The Management table beginning on page 21 in the SAI has been revised to reflect updated Trustee and Officer information as follows:

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Joe D. Redwine (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board Trustee	Indefinite term; since January 2020. Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	5
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 19 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, and DoubleLine Yield Opportunities Fund from 2010 to present; Independent Trustee, DoubleLine ETF Trust (an open-end investment company with 2 portfolios) from March 2022 to present.

Michele Rackey (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to present).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 53) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin Hayden (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 40) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards (age 54) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.
(1)    The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)    As of December 31, 2022, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.
(3)    “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

The following information is added to the “Additional Information Concerning Our Board of Trustees” section beginning on page 23 in the SAI:

Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and chief operating officer of the ARK Funds for 9 years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of management in Chicago. Ms. Rackey previously held FINRA series 6,7 and 63 licenses as well as a Maryland Life and Health License.

The following information is amended under the “PORTFOLIO MANAGERS” section beginning on page 39 of the SAI:

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. Richard Pzena, John Flynn, and Benjamin Silver. The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mmes. Allison Fisch, Caroline Cai, Mr. Rakesh Bordia and Mr. Akhil Subramanian. The portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund are Messrs. Evan Fox, John Flynn, and Benjamin Silver. The portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund are Messrs. Matthew J. Ring and Jason Doctor. The portfolio managers primarily responsible for the day-to-day management of the International Value Fund are Messrs. John Goetz and Rakesh Bordia and Mmes. Allison Fisch and Caroline Cai. Each has managed their respective Fund(s) since the Fund’s inception, except Mr. Bordia has managed the Emerging Markets Fund since April 2015 and the International Value Fund since January 2023, Mr. Flynn has managed the Mid Cap Fund since August 2015, Mr. Silver has managed the Mid Cap Fund since July 2017, Mr. Subramanian has managed the Emerging Markets Fund since January 2023 and Mr. Doctor has managed the International Small Cap Fund since January 2023.

The following tables showing the number of other accounts (not including the Funds) managed by Messrs. Bordia, Subramanian and Doctor, and the total assets in the accounts managed within various categories as of October 31, 2022 are added under the “PORTFOLIO MANAGERS” section beginning on page 39 of the SAI:

Rakesh Bordia

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$320 million	1	$156 million
Other Pooled Investments	9	$1,027 million	0	$0
Other Accounts	20	$3,295 million	0	$0

Akhil Subramanian

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Jason Doctor

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following information is added to the ownership table under the “PORTFOLIO MANAGERS” section on page 43 of the SAI:

Securities Owned in the Funds by Portfolio Managers. As of October 31, 2022, the portfolio managers owned the following securities in the Funds which they manage:

Portfolio Managers	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Rakesh Bordia	N/A	N/A	$100,001-$500,000	N/A	None
Akhil Subramanian	N/A	N/A	None	N/A	N/A
Jason Doctor	N/A	N/A	N/A	$10,001-$50,000	N/A

Please retain this supplement with your SAI

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